Fair Value Measurement (Summary of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 2,560		$ 3,997
Restricted cash	33		3,428
Derivatives liabilities - warrants	(370)		(53)
Goodwill	12,501	[1]	14,238	[1]
Total fair value of assets	14,724		21,610
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	2,560		3,997
Restricted cash	33		3,428
Derivatives liabilities - warrants
Goodwill		[1]		[1]
Total fair value of assets	2,593		7,425
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash
Derivatives liabilities - warrants	(370)		(53)
Goodwill		[1]		[1]
Total fair value of assets	(370)		(53)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash
Derivatives liabilities - warrants
Goodwill	12,501	[1]	14,238	[1]
Total fair value of assets	$ 12,501		$ 14,238

[1]	As to relevant inputs - see Note 1H